Intangible Assets - Details Information About Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 1,854	$ 1,584	$ 1,108
Additions to intangible assets	8	956	517
Disposal of intangible assets	0	(310)	0
Reclassification	92	0	76
Depreciation expense	(492)	(304)	(206)
Translation adjustments	(47)	(72)	89
Assets held for sale	(697)
Ending balance	718	1,854	1,584
Gross value at end of period	2,961	4,078	4,004
Accumulated depreciation and impairment at end of period	(2,192)	(2,225)	(2,419)
Software and Patents [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,212	889	431
Additions to intangible assets	8	0	558
Disposal of intangible assets	0	(310)	0
Reclassification	92	956	76
Depreciation expense	(492)	(304)	(206)
Translation adjustments	(10)	(19)	30
Assets held for sale	(697)
Ending balance	114	1,212	889
Gross value at end of period	2,357	3,437	3,309
Accumulated depreciation and impairment at end of period	(2,192)	(2,225)	(2,419)
Assets Under Construction [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	641	695	677
Additions to intangible assets	0	956	(41)
Disposal of intangible assets	0	0	0
Reclassification	0	(956)	0
Depreciation expense	0	0	0
Translation adjustments	(37)	(54)	59
Assets held for sale	0
Ending balance	604	641	695
Gross value at end of period	604	641	695
Accumulated depreciation and impairment at end of period	$ 0	$ 0	$ 0